Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	2011	2012
Assets
OOCAPE1 Holdings LLC (g)	$-	$147
Total Assets	$-	$147

Liabilities
Interchart Shipping Inc. (a)	$260	$100
Management and Directors Fees (b)	141	121
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Maiden Voyage LLC (f)	-	41
Total Liabilities	$436	$262

Statements of Operations
	2010	2011	2012
Commission on sale of vessel-Oceanbulk (e)	$660	$-	$91
Voyage expenses-Interchart (a)	1.540	1.237	1.134
Executive directors consultancy fees (b)	874	3.505	453
Non-executive directors compensation (b)	206	151	124
Office rent – Combine Marine Inc (c)	-	48	-
Office rent - Combine Marine Ltd. (d)	-	-	40
Office setup expenses - Oceanbulk (e)	-	148	-
Management fee income - Maiden Voyage LLC (f)	-	-	128
Management fee income - OOCAPE1 Holdings LLC (g)	-	-	76